UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating Activities
Net income (loss)	$ 524	$ 177
Adjusted for the following items:
Share of undistributed equity accounted earnings	13	(24)
Impairment expense, net	0	30
Depreciation and amortization expense	211	153
Gain on acquisitions/dispositions, net	(106)	(281)
Provisions and other items	92	(9)
Deferred income tax expense (recovery)	(29)	0
Changes in non-cash working capital, net	(514)	(370)
Cash from operating activities	191	(324)
Financing Activities
Proceeds from borrowings	2,862	725
Repayment of borrowings	(1,113)	(426)
Proceeds from other credit facilities, net	270	358
Capital provided by others who have interests in operating subsidiaries	690	694
Distributions to limited partners and Redemption-Exchange Unitholders	(16)	(14)
Distributions to Special Limited Partners Unitholders	(191)	0
Distributions to others who have interests in operating subsidiaries	(1,607)	(307)
Cash from (used in) financing activities	895	1,030
Acquisitions
Subsidiaries, net of cash acquired	(216)	(1,117)
Property, plant and equipment and intangible assets	(156)	(90)
Equity accounted investments	(8)	0
Financial assets	(71)	(89)
Dispositions
Subsidiaries, net of cash disposed	0	358
Property, plant and equipment	55	12
Equity accounted investments	131	13
Financial assets	1	200
Net settlement of foreign exchange hedges		(3)
Net settlement of foreign exchange hedges	4
Restricted cash and deposits	(18)	6
Cash from (used in) investing activities	(278)	(710)
Cash
Change during the period	808	(4)
Impact of foreign exchange on cash	(41)	(1)
Balance, beginning of year	1,106	1,050
Balance, end of period	$ 1,873	$ 1,045